SELLING (Tables)	12 Months Ended
Dec. 31, 2023
SELLING
Schedule of selling expenses

in € thousand	2023	2022	2021
Personnel expenses	(8,295)	(8,017)	(5,535)
Legal and consulting fees	(834)	(873)	(581)
Sales Commission	(241)	(475)	(95)
Distribution related external administration	(1,537)	(582)	(801)
Advertisement	(649)	(428)	(294)
Other expenses	(1,021)	(995)	(545)
Total selling expenses	(12,577)	(11,369)	(7,851)